Financial Instruments - Schedule of Assets and Liabilities (Details) € in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 41,838			$ 2,691	$ 5,539
Investment	111			119
Total assets	66,959			27,263
Liabilities	$ (10,035)			$ (12,177)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash		$ 23,733	€ 2,014
Amounts receivable		1,027	1,039
Investment | €			80
Total assets		24,760	3,133
Accounts payable and accrued liabilities		(414)	(867)
Deferred acquisition payments | €			(336)
Leases		(504)	(664)
Liabilities		(918)	(1,867)
Net		$ 23,842	€ 1,266